Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations [Abstract]
Schedule of Operating Attributed to Discontinued Operation	Below are data of the operating results attributed to the discontinued operation:
	Six month ended June 30,
	2024	2023
	USD in thousands
Revenues from sales	$-	$5,704
Cost of sales	-	4,734
Gross profit	-	970
Sales and marketing expenses	-	250
General and administrative expenses	-	129
Operating income	-	591
Finance expenses, net	1,057	117

Income (loss) for the period	$(1,057)	$470

Schedule of Net Cash Flows Provided by (used in) the Discontinued Operation	Below are data of the net cash flows provided by (used in) the discontinued operation:
	Six month ended June 30,
	2024	2023
	USD in thousands

Net cash provided by discontinued operating activities	$2,154	$2,025
Net cash used in discontinued investing activities	-	(1,413)
Net cash used in discontinued financing activities	(2,174)	(839)
Total net cash used in discontinued operation	$(20)	$(227)